Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 98.7%
Banks — 7.0%
Bank of America Corp.	74,735	$3,643,331
Huntington Bancshares, Inc.	156,193	2,444,421
Wells Fargo & Co.	32,574	2,593,216
		8,680,968
Biotechnology — 1.1%
Gilead Sciences, Inc.	9,963	1,388,543
Building Materials — 2.1%
Johnson Controls International PLC	20,143	2,637,726
Chemicals — 2.1%
Linde PLC	5,216	2,585,884
Computers — 0.8%
Accenture PLC, Class A	5,063	1,003,942
Diversified Financial Services — 5.0%
Cboe Global Markets, Inc.	8,631	2,425,915
Rocket Cos., Inc., Class A*	40,312	574,446
The Charles Schwab Corp.	35,053	3,294,281
		6,294,642
Electric — 5.7%
CMS Energy Corp.	14,380	1,115,600
Duke Energy Corp.	9,513	1,245,632
Entergy Corp.	16,258	1,826,749
NextEra Energy, Inc.	15,476	1,437,411
NRG Energy, Inc.	10,661	1,557,999
		7,183,391
Electrical Components & Equipment — 1.8%
Emerson Electric Co.	16,945	2,220,134
Electronics — 1.5%
Mettler-Toledo International, Inc.*	1,462	1,843,874
Food — 4.6%
The Hershey Co.	10,340	2,149,582
The J.M. Smucker Co.	18,345	1,769,192
US Foods Holding Corp.*	20,041	1,847,981
		5,766,755
Healthcare Products — 2.5%
Abbott Laboratories	13,947	1,431,939
Boston Scientific Corp.*	27,048	1,697,262
		3,129,201
Healthcare Services — 0.9%
UnitedHealth Group, Inc.	4,277	1,157,313
Household Products & Wares — 0.8%
Avery Dennison Corp.	5,894	1,017,776
Insurance — 6.9%
American International Group, Inc.	38,197	2,874,324
Prudential PLC, ADR	69,869	1,986,376
Reinsurance Group of America, Inc.	14,920	3,046,067
Ryan Specialty Holdings, Inc.	19,615	661,810
		8,568,577
	Number of Shares	Value†

Internet — 9.1%
Alphabet, Inc., Class A	12,640	$3,634,759
Amazon.com, Inc.*	20,878	4,348,261
eBay, Inc.	9,852	896,729
Meta Platforms, Inc., Class A	4,378	2,504,785
		11,384,534
Iron & Steel — 1.3%
Steel Dynamics, Inc.	8,910	1,603,800
Machinery — Diversified — 2.1%
Ingersoll Rand, Inc.	18,822	1,508,019
Westinghouse Air Brake Technologies Corp.	4,619	1,154,334
		2,662,353
Media — 2.1%
The Walt Disney Co.	27,546	2,654,884
Mining — 0.7%
Alcoa Corp.	13,668	906,598
Miscellaneous Manufacturing — 1.9%
3M Co.	16,450	2,389,034
Oil & Gas — 7.9%
ConocoPhillips	22,971	3,032,172
Exxon Mobil Corp.	23,695	4,020,094
Occidental Petroleum Corp.	19,023	1,236,495
Phillips 66	8,333	1,518,106
		9,806,867
Packaging and Containers — 1.8%
Ball Corp.	37,539	2,218,930
Pharmaceuticals — 6.5%
AbbVie, Inc.	7,447	1,619,648
Bristol-Myers Squibb Co.	43,231	2,621,960
Merck & Co., Inc.	22,683	2,728,538
Zoetis, Inc.	9,333	1,103,254
		8,073,400
Pipelines — 2.0%
The Williams Cos., Inc.	34,207	2,489,585
Retail — 5.5%
BJ's Wholesale Club Holdings, Inc.*	10,938	1,076,518
Lowe's Cos., Inc.	5,147	1,216,133
McDonald's Corp.	7,380	2,293,630
Ross Stores, Inc.	10,323	2,236,272
		6,822,553
Semiconductors — 6.0%
Advanced Micro Devices, Inc.*	6,402	1,302,359
Intel Corp.*	32,583	1,437,888
Microchip Technology, Inc.	23,052	1,489,390
Micron Technology, Inc.	9,685	3,271,980
		7,501,617
Shipbuilding — 0.9%
Huntington Ingalls Industries, Inc.	2,887	1,096,771

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — 1.3%
Salesforce, Inc.	8,536	$1,593,415
Telecommunications — 2.5%
Cisco Systems, Inc.	39,908	3,096,462
Transportation — 4.3%
CSX Corp.	61,092	2,507,826
United Parcel Service, Inc., Class B	28,757	2,829,114
		5,336,940
TOTAL COMMON STOCKS (Cost $106,892,069)		123,116,469

REAL ESTATE INVESTMENT TRUSTS — 1.5%
Industrial — 1.5%
First Industrial Realty Trust, Inc. (Cost $1,610,433)	31,069	1,797,342

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.546%) (Cost $551,855)	551,855	551,855
TOTAL INVESTMENTS — 100.6% (Cost $109,054,357)		$125,465,666
Other Assets & Liabilities — (0.6)%		(768,158)
TOTAL NET ASSETS — 100.0%		$124,697,508

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
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